Provisions and contingencies - Narrative (Details)			12 Months Ended
	Jan. 15, 2021 tons	Jul. 14, 2015	Dec. 31, 2023 USD ($)	Jan. 31, 2024 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of other provisions [line items]
Extension of acquired lease term		5 years
Other provisions			$ 598,000		$ 892,000	$ 1,154,000
Unicredit Bank in London
Disclosure of other provisions [line items]
Misdelivery of fuel | tons	101,809
RMK
Disclosure of other provisions [line items]
Other provisions			0
Claim amount related to unpaid advisory services			$ 12,993,720
Black Swan | Commencement of major litigation [member]
Disclosure of other provisions [line items]
Cash security posted				$ 45,711,840